Fair values of financial assets and financial liabilities (Details) - Recurring - AUD ($) $ in Millions	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	$ 128,583	$ 118,348	$ 124,749
Financial liabilities measured at fair value on a recurring basis	82,866	80,834	87,787
Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	22,100	22,319	19,639
Financial liabilities measured at fair value on a recurring basis	221	572	397
Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	106,101	95,065	104,024
Financial liabilities measured at fair value on a recurring basis	82,615	80,256	87,384
Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	382	964	1,086
Financial liabilities measured at fair value on a recurring basis	30	6	6
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	43,119	41,178	45,337
Deposits and other borrowings | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	43,119	41,178	45,337
Other financial liabilities at fair value
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	4,926	4,297	5,590
Other financial liabilities at fair value | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	211	496	375
Other financial liabilities at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	4,715	3,801	5,215
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	23,384	24,407	24,066
Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	10	76	22
Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	23,344	24,325	24,038
Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	30	6	6
Debt issues at fair value
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	3,934	3,355	4,031
Debt issues at fair value | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	3,934	3,355	4,031
Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	7,503	7,597	8,763
Life insurance liabilities | Level 2
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value on a recurring basis	7,503	7,597	8,763
Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	29,307	23,132	21,593
Trading securities and financial assets measured at FVIS | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	10,039	8,958	5,578
Trading securities and financial assets measured at FVIS | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	19,037	13,844	15,524
Trading securities and financial assets measured at FVIS | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	231	330	491
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	21,765	24,101	26,904
Derivative financial instruments | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	10	20	30
Derivative financial instruments | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	21,735	24,066	26,862
Derivative financial instruments | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	20	15	12
Available-for-sale securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		61,119	64,857
Available-for-sale securities | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		11,996	11,350
Available-for-sale securities | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		48,504	52,924
Available-for-sale securities | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		619	583
Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	67,724
Investment securities | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	10,796
Investment securities | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	56,816
Investment securities | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	112
Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	413	546	914
Loans | Previously stated
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis		3,250	3,789
Loans | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	394	546	914
Loans | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	19
Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	9,374	9,450	10,481
Life insurance assets | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	1,255	1,345	2,681
Life insurance assets | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value on a recurring basis	$ 8,119	$ 8,105	$ 7,800